Note 9 - Other disclosures (Details Textual) € in Thousands	6 Months Ended
	Jun. 30, 2022 EUR (€) USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020	Dec. 31, 2019 EUR (€)
Statement Line Items [Line Items]
Granted | $	2,283,740
Share-based payments	€ 929	€ 1,165
Sono Motors Investment UG [member]
Statement Line Items [Line Items]
Total borrowings				€ 185
Borrowings, interest rate			4.00%
CSOP
Statement Line Items [Line Items]
Share-based payments	439	€ 1,165
RSU
Statement Line Items [Line Items]
Share-based payments	€ 490